Loans (Details) - Schedule of Loans - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Loans Abstract
Convertible loan February 2022		SFr 4,898,377
Loans with warrants		871,420
Short-term loan from related party		100,000
Total		SFr 5,869,797